OTHER PAYABLES AND OTHER CURRENT LIABILITIES - Schedule of Current and Non-current Portions of Liabilities (Parenthetical) (Details) - CNY (¥) ¥ in Millions		12 Months Ended
	Apr. 01, 2022	Mar. 31, 2022
Accrued advertising expenses waived after full payment		¥ 56.1
Accrued advertising expense		¥ 154.3
Subsequent Event
Payment of accrued advertising expense	¥ 50.0